Vessel Operating Expenses	12 Months Ended
Dec. 31, 2018
Operating Expenses [Abstract]
Vessel Operating Expenses
Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2016	2017	2018
Crew wages and related costs	$29,581	$30,948	$33,340
Insurance	3,452	3,148	3,163
Repairs, maintenance and drydocking costs	2,752	3,729	6,606
Spares, stores and provisions	7,015	9,345	13,855
Lubricants	3,754	3,220	3,901
Taxes	1,347	941	842
Miscellaneous	1,618	1,463	1,805
Total	$49,519	$52,794	$63,512